Preferred Shares - Preferred Share Dividends Declared (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Series A
Disclosure of classes of share capital [line items]
Dividends declared	$ 7	$ 9
Series B
Disclosure of classes of share capital [line items]
Dividends declared	$ 1	$ 1
Dividend rate on preference shares, spread	2.03%	2.03%
Series C
Disclosure of classes of share capital [line items]
Dividends declared	$ 11	$ 14
Series E
Disclosure of classes of share capital [line items]
Dividends declared	12	15
Series G
Disclosure of classes of share capital [line items]
Dividends declared	8	10
Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared	$ 39	$ 49